PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment Net) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 967,203,556	$ 1,062,677,759
Less: Accumulated depreciation	483,716,135	441,165,827
Property, plant and equipment, net before construction in progress	483,487,421	621,511,932
Property, plant and equipment, net	491,255,212	630,462,070
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	206,408,397	218,144,388
Leasehold improvement [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	129,294	129,294
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	722,238,300	793,331,294
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	2,258,912	2,442,337
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	12,998,049	11,893,297
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	7,767,791	8,950,138
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 23,170,604	$ 36,737,149